Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 3,005	$ 2,893	$ 2,390
Less: Accumulated depreciation	(1,146)	(1,034)	(627)
Property and equipment, net	$ 1,858	1,859	1,763
Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross		$ 858	895
Equipment and furniture [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life		5
Equipment and furniture [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life		7
Laboratory Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5	5
Property and equipment gross	$ 601	$ 601	601
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	Shorter of estimated useful life or remaining lease term	Shorter of estimated useful life or remaining lease term
Property and equipment gross	$ 891	$ 850	894
Construction in Progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 584	$ 584